Other Current Assets	12 Months Ended
Mar. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS

Note 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	March 31, 2023	March 31, 2022
Prepaid rental expenses (1)	$530,611	$847,682
Prepaid and other current assets	85,397	77,115
Total	$616,008	$924,797

(1)	The balance as of March 31, 2023 and March 31, 2022 includes short-term refundable rental security deposits.